Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent Events

Subsequent to May 31, 2021, the Company repaid two convertible notes payable with aggregate principal of $47,009.22.

On June 9, 2021, the Company entered into an amendment of a material definitive agreement previously entered into on September 30, 2020. The parties to the amended agreement are the Registrant and Marijuana Company of America, Inc. There is no material relationship between the Registrant and Marijuana Company of America, Inc. other than with respect to the material definitive agreement. The Registrant and Marijuana Company of America amended the previously disclosed share exchange agreement to:

(i) jointly waive the provisions of a lock up leak out agreement applicable to the share exchange. The lock up leak out agreement prevented sale of the exchanged stock for a period of 12 months following issuance, and limited the subsequent sale to aggregate maximum sale value of $20,000 per week, or $80,000 per month; and,

(ii) delete Article II, Sections 2.3 and 2.4 providing for quarterly review of each party’s stock price, possibly resulting in additional issuances of shares of common stock to true up the Parties respective holdings of exchanged shares in the event that the Parties price for its respective common stock yielded a value of less than $650,000.

The amended agreement also required the Company to issue an additional 618,000 shares of unregistered common stock to Marijuana Company of America, Inc., in consideration for a release of claims related to the Registrant’s failure to conduct quarterly reviews pursuant to Article II, Sections 2.3 and 2.4.

On June 11, 2021, the Registrant and Robert L. Hymers, III amended a material definitive agreement originally entered into on August 31, 2020, previously reported on Form 8-K on September 1, 2020. The August 31, 2020 agreement obligated the Registrant to pay Mr. Hymers $20,000 per month, to retire a $540,000 debt connected to a stock purchase agreement, whereby the Registrant acquired 266,667 shares of common stock of Natural Plant Extract of California Inc. As of the date of the amendment, the Registrant owed Mr. Hymers $440,000. The parties agreed to exchange the Registrant’s obligations to make monthly payments under the stock purchase agreement for a Convertible Note for the same amount with a conversion price of $0.04 per share.

On June 11, 2021, director Jim Riley resigned. Mr. Riley did not hold any other positions with the Registrant, and did not participate in any committee of the board. Mr. Riley’s decision to resign as director was not due to any disagreement with the Registrant.

On June 16, 2021, the Company sold a convertible note to an accredited investor for proceeds of $135,000 at 8% per annum with a maturity date of June 16, 2022 with a Variable Conversion Price at a discount rate of 35% for the average of the two (2) lowest Trading Prices for the Common Stock during the fifteen (15) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

On June 17, 2021, the Company amended its articles of incorporation to increase the number of its authorized shares from 290 million to 500 million shares, par value $0.001 per share.

Note 14. Subsequent Events

In August 2020, the Company issued a convertible promissory note with a principal amount of $113,000, with the Company receiving proceeds of $100,000 after original issue discount of $5,000 and deferred finance costs of $2,000 in September 2020. As a result of the timing of receipt of the proceeds, no amounts related to this convertible note payable were recognized in the Company’s financial statements as of August 31, 2020. The note matures in August 2021 and bears interest at 8% per annum. Commencing one hundred eighty (180) days following the issuance date of the note, the noteholder shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at variable conversion prices of 63% of the two lowest trading prices during previous fifteen (15) trading day of the Company’s common stock, subject to adjustment. The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the noteholder, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

On September 2, 2020, the Company issued two convertible promissory notes with an aggregate principal amount of $107,000, with the Company receiving proceeds of $100,000 after original issue discount of $5,000 and deferred finance costs of $2,000. The notes mature in September 2021 and bear interest at 12% per annum. Commencing one hundred eighty (180) days following the issuance date of the notes, the noteholders shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at variable conversion price of 60% of the lowest previous twenty (20) trading day closing trade prices of the Company’s common stock, subject to adjustment. The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the noteholder, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

On September 22, 2020, the Company issued a convertible note in the amount of $78,000. The note matures on September 22, 2021 and bears 8% interest rate per annum. The note is convertible into common shares at 37% discount for the average of the two lowest trading price of the common stock during the 15 trading day period ending on the latest complete trading day prior to the conversion date.

On September 24, 2020, the Company issued a convertible note in the amount of $78,000. The note matures on June 24, 2021 and bears 10% interest rate per annum. The note is convertible into common shares at a fixed conversion price of $0.06 or a conversion discount at rate of 30% to the lowest trading price during the previous twenty (20) trading days to the date of a conversion notice; whichever is lower.

On September 30, 2020, the Company entered into a securities exchange agreement with Marijuana Company of America, Inc., a Utah corporation (“MCOA”). By virtue of the agreement, the Company issued 7,222,222 shares of its unregistered common stock to MCOA in exchange for 650,000,000 shares of MCOA unregistered common stock. The Company and MCOA also entered into a lock up leak out agreement which prevents either party from sales of the exchanged shares for a period of 12 months. Thereafter the parties may sell not more than the quantity of shares equaling an aggregate maximum sale value of $20,000 per week, or $80,000 per month until all Shares and Exchange Shares are sold.